Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Benefit Plans
12.	BENEFIT PLANS
The following summarizes the components of net periodic benefit cost for the defined benefit pension plan:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Components of Expense:
Service cost	$35	$40	$107	$120
Interest cost	38	48	114	144
Expected return on plan assets	(58)	(64)	(180)	(192)
Amortization of net loss	9	—	19	—

Net periodic benefit cost	$24	$24	$60	$72

The Company made matching contributions totaling $1,019 and $757 to our 401(k) plan during the 13- week periods ended September 26, 2021 and September 27, 2020, respectively. The Company made matching contributions totaling $2,020 and $1,558 to our 401(k) plan during the 39-week periods ended September 26, 2021 and September 27, 2020, respectively.
The Company made contributions of $300 and $294 to our defined benefit pension plan during the 13- week periods ended September 26, 2021 and September 27, 2020, respectively. The Company made contributions of $417 and $477 to our defined benefit pension plan during the 39-week periods ended September 26, 2021 and September 27, 2020, respectively.

10.	BENEFIT PLANS
Defined Benefit Plan
The Company has a defined benefit pension plan (the “Plan”) for its employees. The Projected Unit Credit Actuarial Cost Method is used to determine the normal cost of the Plan and estimated pension benefit obligation. During 2002, the Plan was amended to curtail accrual of future benefits under the Plan. The pension plan assets are managed to maximize total return over the long term while providing sufficient liquidity and current return to satisfy the cash flow requirements of the plan. The plan’s day-to-day investment decisions are managed by our outside investment manager; however, overall investment strategies are discussed with our employee benefits committee. Our investment strategy is to weight our portfolio towards large-cap, high-quality, dividend-growing equities that we have historically favored. As our plan matures and interest rates normalize, we expect a greater allocation to fixed-income securities to better align asset and liability market risks. Our fixed-maturity bond portfolio is investment grade. The plan does not engage in derivative transactions. The benefit obligation, accumulated benefit obligation, fair value of Plan assets, funded status of the Plan and benefits paid as of and for the year ended December 31, 2020 and 2019 are as follows:

	2020	2019
Change in Benefit Obligations
Beginning benefit obligation	$5,993	$5,627
Service cost	159	142
Interest cost	190	231
Benefits paid	(339)	(346)
Expenses paid	(142)	(158)
Actuarial loss	690	497

Ending benefit obligation	6,551	5,993
Change in Plan Assets
Beginning fair value of plan assets	4,089	3,740
Actual return on plan assets	559	568
Employer contributions	589	285
Benefits paid from plan assets	(339)	(346)

Expenses paid	(142)	(158)

Ending fair value of plan assets	4,756	4,089

Ending funded status	$(1,795)	$(1,904)

Amounts Recorded in the Consolidated Balance Sheets
Current liabilities	$—	$—
Non-current liabilities	(1,795)	(1,904)

Net amount recorded	$(1,795)	$(1,904)

Amounts Recorded in Accumulated Other Comprehensive Loss
Net actuarial loss	$(293)	$(123)
The accumulated benefit obligation for the Plan was $6,551 and $5,993 at December 31, 2020 and 2019. The Company recognized $94, $141, and $24 in benefit costs in 2020, 2019 and 2018, respectively. The Company made contributions of $589 and $285 in 2020 and 2019, respectively. The Company made no contributions in 2018. There were no participant contributions for 2020, 2019, and 2018. The Company estimates its contributions for 2021 will be approximately $367.

	2020	2019	2018
Components of Expense
Service cost	$159	$142	$25
Interest cost	190	231	41
Expected return on plan assets	(255)	(232)	(42)

Net periodic benefit cost	$94	$141	$24

The amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss:

	2020	2019	2018
Net loss	$822	$436	$275
The total estimated to be amortized from accumulated other comprehensive loss over the next fiscal year is $21.
Weighted-average assumptions used to determine net cost:

	2020	2019
Discount rate	3.25%	4.32%
Expected return on plan assets	6.35%	6.50%
The Company uses a measurement date of December 31 for its defined benefit pension plan.
Weighted-average assumptions used to determine the benefit obligation:

	2020	2019
Discount rate	2.38%	3.25%
In order to develop the expected long-term rate of return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio. The fair value of the Plan assets at December 31, 2020 and 2019 and target asset allocation for 2021, by asset category, are as follows:

	Target Allocation 2021	2020	2019
Common stock	35%	$1,562	$1,748
Mutual funds	25%	2,202	856
Corporate/government bonds	40%	982	1,473
Cash and cash equivalents	0%	10	12
Total	100%	$4,756	$4,089
Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis as well as the general classification of such assets pursuant to the valuation hierarchy.

Common Stock:
The fair value of common stock investments is determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs).
Mutual Funds:
 The fair value of mutual fund investments is determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs).
Corporate/government bonds:
The fair value of corporate/government bonds is based upon recent bid prices or the average of the recent bid and ask prices when available (Level 2 inputs) and if not available, they are valued through matrix pricing models developed by sources considered by management to be reliable. Matrix pricing, which is a mathematical technique commonly used to price debt securities that are not actively traded, values debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).
The following table presents the fair value measurements of assets measured at fair value on a recurring basis and the fair value hierarchy in which the fair value measurements fall at December 31, 2020 and 2019:

	December 31, 2020
	Fair Value	Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock	$1,562	$1,562	$—	$—
Mutual funds	2,202	2,202	—	—
Corporate/government bonds	982	—	982	—
Cash and cash equivalents	10	—	10	—

Total	$4,756	$3,764	$992	$—

	December 31, 2019
	Fair Value	Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common stock	$1,748	$1,748	$—	$—
Mutual funds	856	856	—	—
Corporate/government bonds	1,473	—	1,473	—
Cash and cash equivalents	12	—	12	—

Total	$4,089	$2,604	$1,485	$—

Plan contributions are made and the actuarial present value of accumulated Plan benefits are reported based on certain assumptions pertaining to interest rates, inflation rates and employee demographics, all of which are subject to change. Due to uncertainties inherent in the estimation and assumption process, it is at least reasonably possible that changes in these estimates and assumptions in the near term would be material to the consolidated financial statements.
The Company generally funds accrued pension cost based on minimum Employee Retirement Income Security Act funding requirements.
Benefit payments are anticipated to be as follows:

2021	$369
2022	373
2023	375
2024	372
2025	372
2026 — 2030	1,858
401(k) Plan
The Company has 401(k) savings plan for salaried and non-salaried employees. Participation in the plan is optional. The Company matches employee contributions up to 3.5% each pay period. The Company made matching contributions of $1,997, $1,141, and $274 for the years ended December 31, 2020, 2019, and 2018, respectively. In addition, the Company had accrued approximately $440 for an additional Company match as of December 31, 2020, which is expected to be paid out in the second quarter of 2021.